	CLIFFORD CAPITAL INTERNATIONAL VALUE FUND
Schedule of Investments		December 31, 2023 (unaudited)
			Shares	Value
98.92%	COMMON STOCK
4.33%	CHINA
	CITIC Ltd. . . . . . . . . . . . .	. . .	116,000	$115,874
	Ping An Insurance Group Co. Class H	. .	20,500	92,806
				208,680
2.45%	FINLAND
	Nokia oyj ADR . . . . . . . . . .	. . .	34,520	118,058
18.26%	FRANCE
	Airbus SE . . . . . . . . . . . .	. . .	1,010	155,853
	Capgemini SE . . . . . . . . . .	. . .	410	85,432
	Carrefour SA . . . . . . . . . .	. . .	7,520	137,518
	Engie SA . . . . . . . . . . . .	. . .	6,790	119,318
	Schneider Electric SE . . . . . . .	. . .	480	96,324
	Societe Generale SA . . . . . . .	. . .	7,330	194,409
	Worldline SA(A) . . . . . . . . . .	. . .	5,200	89,954
				878,808
12.29%	GERMANY
	BASF SE . . . . . . . . . . . .	. . .	2,350	126,549
	Bayer AG . . . . . . . . . . . .	. . .	2,060	76,479
	Continental AG . . . . . . . . .	. . .	1,630	138,413
	Fresenius Medical Care AG ADR . .	. . .	7,270	151,434
	Volkswagen AG Preference Shares	. . .	800	98,737
				591,612
1.84%	HONG KONG
	CK Hutchison Holdings Ltd. . . . .	. . .	16,500	88,432
2.62%	ITALY
	Enel S.p.A . . . . . . . . . . . .	. . .	16,940	125,857
4.93%	JAPAN
	Astellas Pharma, Inc.(A) . . . . . .	. . .	7,400	88,485
	Takeda Pharmaceutical Co. Ltd. ADR	. . .	10,440	148,979
				237,464
	1

QUARTERLY REPORT

	CLIFFORD CAPITAL INTERNATIONAL VALUE FUND
Schedule of Investments - continued			December 31, 2023 (unaudited)
				Shares	Value
6.10%	NETHERLANDS
	Koninklijke Ahold Delhaize NV . . .	.	. .	3,910	$112,292
	Koninklijke Philips NV . . . . . . .	.	. .	7,770	181,274
					293,566
7.71%	SPAIN
	Banco Santander SA ADR . . . . .	.	. .	53,070	219,710
	Telefonica SA ADR . . . . . . . .	.	. .	38,770	151,203
					370,913
3.07%	SWEDEN
	Telefonaktiebolaget LM Ericsson ADR	.	.	23,490	147,987
3.56%	SWITZERLAND
	Roche Holding AG . . . . . . . .	.	. .	590	171,518
1.36%	TAIWAN
	Taiwan Semiconductor Manufacturing
	Co. ADR . . . . . . . . . . . .	.	.	630	65,520
27.90%	UNITED KINGDOM
	Aviva plc . . . . . . . . . . . . .	.	.	18,590	103,005
	BAE Systems plc . . . . . . . . .	.	. .	5,670	80,259
	BT Group plc . . . . . . . . . . .	.	.	100,020	157,578
	HSBC Holdings plc ADR . . . . . .	.	.	5,140	208,376
	Liberty Global Ltd., Class A(A) . . . .	.	. .	9,060	160,996
	Rolls-Royce Holdings plc(A) . . . . .	.	.	32,270	123,275
	Shell plc ADR . . . . . . . . . . .	.	.	2,660	175,028
	Unilever plc ADR . . . . . . . . .	.	. .	2,960	143,501
	Vodafone Group plc ADR . . . . .	.	. .	21,940	190,878
					1,342,896
2.50%	UNITED STATES
	Schlumberger Ltd. . . . . . . . . .	.	.	2,310	120,212
98.92%	TOTAL COMMON STOCK . . . . . . . . . . . . . . .
98.92%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .
1.08%	Assets net of liabilities . . . . . . . . . . . . . . . . .
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . . .

(A)Non-income producing

$ 4,761,523

$ 4,761,523 52,173 $ 4,813,696

2

QUARTERLY REPORT

CLIFFORD CAPITAL INTERNATIONAL VALUE FUND

Schedule of Investments - continued	December 31, 2023 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2023.

	Level 1	Level 2	Level 3
Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stocks . . . . . .	4,761,523	—	—	4,761,523
Total Investments . . . . . .	$ 4,761,523	$—	$—	$ 4,761,523

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2023.

At December 31, 2023, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $4,689,437 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . .

Gross unrealized depreciation . . .

Net unrealized appreciation . . . .

$ 306,217 (234,131)

$ 72,086

3

QUARTERLY REPORT